Submission	Apr. 30, 2025
Submission [Line Items]
Central Index Key	0000731802
Registrant Name	ATMOS ENERGY CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES